Shareholders' equity - Schedule of Stock Option Plan (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate number of shares issuable as a percentage of Company's issued and outstanding shares at grant date (percent)	10.00%
Issuance of share capital on exercise of stock options (shares)	(150,000)
Weighted average exercise price of options exercised (in CAD $ per share) | $ / shares	$ 23.30
Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Option exercisable period, maximum	10 years
Number of options issued (shares)	0	0
Issuance of share capital on exercise of stock options (shares)	(150,000)	0
Number of options outstanding, beginning balance (shares)	162,500	162,500
Number of options exercisable (shares)	12,500	162,500	162,500
Number of options outstanding, ending balance (shares)	12,500	162,500
Weighted average exercise price of options outstanding, beginning of year (in CAD $ per share) | $ / shares	$ 23.61	$ 23.61
Weighted average exercise price of options exercisable (in CAD $ per share) | $ / shares	27.30	23.61	$ 23.61
Weighted average exercise price of options outstanding, end of year (in CAD $ per share) | $ / shares	$ 27.30	$ 23.61
Stock Option Plan | CAD $27.30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options (in years)	3 years 4 months 24 days